Acquisition of Pactiv Evergreen Inc. assets (Details)	Oct. 01, 2024 BRL (R$)	Oct. 01, 2024 $ / shares	Aug. 30, 2024 € / shares	Jul. 31, 2024 BRL (R$)
Company's Operations [Line Items]
Par value per share | € / shares			€ 39.70
Fair value of consideration transferred in Asset Acquisition				R$ 2,143,821,000
Suzano Packaging LLC (Indirect) (3)
Company's Operations [Line Items]
Par value per share | $ / shares		$ 82.932
Fair value of consideration transferred in Asset Acquisition	R$ 452,153